Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation (Table)

	Restricted Stock Units
	Number of Units
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2022	1,549,825	$22.35	n/a
Vested in year ended December 31, 2022	(218,366)	n/a	19.36
Cancelled in May 2022	(14,748)	n/a	n/a
Unvested as at December 31, 2022	1,316,711	$22.35	n/a
Vested in six months ended June 30, 2023	(250,155)	n/a	18.83
Forfeit in March 2023	(35,775)	n/a	n/a
Unvested as at June 30, 2023	1,030,781	$22.35	n/a